Property, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment, Net.
Summary of property, plant and equipment and related accumulated depreciation

	As of
	December 31, 2021	September 30, 2022
Construction in process (i)	1,942,953	3,834,714
Mold and tooling	1,098,392	2,202,863
Production machineries and facilities(ii)	804,281	2,192,717
Leasehold improvements	660,902	929,625
Buildings	409,123	877,066
Equipment	266,745	514,047
Motor vehicles	59,702	369,586
Buildings improvements	297,163	317,229
Total	5,539,261	11,237,847
Less: Accumulated depreciation(iii)	(983,222)	(1,838,044)
Less: Accumulated impairment loss (iv)	(57,770)	(38,299)
Total property, plant and equipment, net	4,498,269	9,361,504